Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Premises and Equipment
Schedule of summary of premises and equipment
(in thousands)	2014	2013

Land and land improvements	$10,152	$10,073
Buildings and improvements	35,504	33,730
Furniture and equipment	12,016	11,627
Construction in progress	523	2,402
Total	58,195	57,832
Less accumulated depreciation	20,697	19,753
Premises and equipment, net	$37,498	$38,079

Schedule of depreciation expense
(in thousands)	2014	2013	2012

Depreciation expense	$1,758	$1,605	$1,858